Fees and Expenses - Virtus KAR Equity Income Fund	Sep. 30, 2024
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Virtus KAR Equity Income Fund	Class A Shares	Class C Shares		Class I Shares	Class R6 Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%	0.00%		0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	1.00%	[1]	0.00%	0.00%
[1]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Virtus KAR Equity Income Fund		Class A Shares	Class C Shares	Class I Shares	Class R6 Shares
Management Fees (as a percentage of Assets)		0.75%	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees		0.25%	1.00%	0.00%	0.00%
Other Expenses (as a percentage of Assets):	[1]	0.37%	0.44%	0.36%	0.29%
Expenses (as a percentage of Assets)		1.37%	2.19%	1.11%	1.04%
Fee Waiver or Reimbursement	[2]	(0.17%)	(0.24%)	(0.16%)	(0.26%)
Net Expenses (as a percentage of Assets)	[2]	1.20%	1.95%	0.95%	0.78%
[1]	Estimated for current fiscal year, as annualized.
[2]

The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.20% for Class A Shares, 1.95% for Class C Shares, 0.95% for Class I Shares and 0.78% for Class R6 Shares through September 12, 2027 (or, if later, the date that is two years after the reorganization of Virtus KAR Global Quality Dividend Fund with and into the fund) (the “Expense Limitation Term Date”). Prior to the Expense Limitation Term Date, only the fund’s Board may modify or terminate the expense limitation agreement. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, and any in effect at the time of recapture, after repayment is taken into account.

Expense Example [Heading]	Example
Expense Example, With Redemption [Table]
Expense Example - Virtus KAR Equity Income Fund - USD ($)	Class A Shares	Class C Shares	Class I Shares	Class R6 Shares
Expense Example, with Redemption, 1 Year	$ 666	$ 298	$ 97	$ 80
Expense Example, with Redemption, 3 Years	928	638	320	278
Expense Example, with Redemption, 5 Years	1,227	1,130	580	522
Expense Example, with Redemption, 10 Years	$ 2,077	$ 2,485	$ 1,322	$ 1,223

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Virtus KAR Equity Income Fund - USD ($)	Class A Shares	Class C Shares	Class I Shares	Class R6 Shares
Expense Example, No Redemption, 1 Year	$ 666	$ 198	$ 97	$ 80
Expense Example, No Redemption, 3 Years	928	638	320	278
Expense Example, No Redemption, 5 Years	1,227	1,130	580	522
Expense Example, No Redemption, 10 Years	$ 2,077	$ 2,485	$ 1,322	$ 1,223